Annual Total Returns [BarChart] - Brighthouse/Templeton International Bond Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(0.06%)
Annual Return 2012	14.64%
Annual Return 2013	1.27%
Annual Return 2014	1.41%
Annual Return 2015	(3.95%)
Annual Return 2016	1.07%
Annual Return 2017	0.44%
Annual Return 2018	1.29%
Annual Return 2019	1.44%
Annual Return 2020	(5.75%)